Business Combination (Details) - USD ($)	1 Months Ended
	Oct. 31, 2021	Dec. 31, 2023
Far Ling’s Inc. [Member]
Business Combination [Line Items]
Company equity interest	51.00%
Bo Ling’s Chinese Restaurants, Inc.[Member]
Business Combination [Line Items]
Company equity interest	100.00%
Far Ling’s Inc. [Member]
Business Combination [Line Items]
Equity interest	51.00%
Total cash consideration	$ 850,000
Bo Ling’s Chinese Restaurants, Inc.[Member]
Business Combination [Line Items]
Equity interest	100.00%
Total cash consideration	$ 170,000
Intangible assets		$ 532,895
Good will		$ 355,570